Financial Instruments and Risk Management (Financial Instruments and Related Risks Narrative) (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($) $ / oz
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on interest earned | $	$ 4.6
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Potential percentage change in value	10.00%
Market risk | Gold Options | Bottom of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average realized price per ounce	1,809
Market risk | Gold Options | Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average realized price per ounce	2,090